Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Entity File Number	1-8061
Entity Registrant Name	FREQUENCY ELECTRONICS, INC.
Entity Central Index Key	0000039020
Entity Tax Identification Number	11-1986657
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Charles Lindbergh Blvd.,
Entity Address, City or Town	Mitchel Field
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11553
City Area Code	516
Local Phone Number	794-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $1.00 per share)
Trading Symbol	FEIM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false